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Scudder Variable Series II

Scudder Global Blue Chip Portfolio



Supplement to the currently effective prospectuses



The people listed below handle the day-to-day management of the portfolio through August 27, 2005. Effective August 27, 2005, Mr. Kratz will become Lead Portfolio Manager of the portfolio.

Steve M. Wreford, CFA                                       Oliver Kratz
Managing Director of Deutsche Asset Management and          Managing Director of Deutsche Asset Management
Co-Lead Portfolio Manager of the portfolio through          and Co-Lead Portfolio Manager of the portfolio.
August 27, 2005.                                              o Joined Deutsche Asset Management in 1996 and
  o Joined Deutsche Asset Management in 2000 and the            the portfolio in 2003.
    portfolio in 2002.                                        o Head of global portfolio selection team for Alpha
  o Responsible for European Telecommunications Research.       Emerging Markets Equity: New York.
  o Prior to that, five years of experience as a              o Prior to that, two years of experience at Merrill
    telecommunication and technology equity analyst for         Lynch, Brown Brothers Harriman and McKinsey & Co.;
    CCF International, New York; CCF Charterhouse,              authored Frontier Emerging Markets Securities Price
    London, and as a management consultant for KPMG, UK.        Behavior and Valuation; Kluwers Academic Publishers,
  o Chartered Accountant, UK (US CPA equivalent).               1999.
  o BSc, Aston University.                                    o BA, Tufts University and Karlova University; MALD
                                                                and Ph.D, The Fletcher School, administered jointly
                                                                by Harvard University and Tufts University.















               Please Retain This Supplement for Future Reference





July 15, 2005